Income Tax Expense/(Benefit) - Disclosure of Detailed Information About Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Income taxes [Abstract]
Loss before income tax	$ (15,114)	$ (50,494)	$ (37,533)	$ (15,200)
Tax at New Zealand tax rate of 28%	(4,232)	(14,138)	(10,509)	(4,256)
Tax effect of: permanent differences (including impairment expense)	(6)	753	(105)	757
Tax effect of: adjustments in respect of current income tax of previous years	41	(522)	(449)	(237)
Tax effect of: effects of different tax rates of subsidiaries operating in other jurisdictions	(15)	493	(30)	(42)
Tax effect of: deferred tax assets relating to the current year not brought to account	5,119	12,077	11,150	3,934
Tax effect of: deferred tax assets relating to prior periods no longer recognised (note 28)				5,589
Tax effect of: other	(42)	63	3	(199)
Income tax expense/(benefit)	$ 865	$ (1,274)	$ 60	$ 5,546